[LOGO]

                                Evergreen Select
                                Money Market Fund
                                        &
                           Municipal Money Market Fund




                               offered through the

                                     U S A A
                                      Asset
                                   Management
                                     Account

                    July 1, 1999, as amended October 1, 1999
                                 and May 1, 2000

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved the Funds' shares, or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS
FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks......................................................   1
Evergreen Select Money Market Fund..........................................   3
Evergreen Select Municipal Money Market Fund................................   6

GENERAL INFORMATION:

The Funds' Investment Advisor...............................................  10
Calculating the Share Price.................................................  10
How to Choose an Evergreen Fund.............................................  11
How to Buy Shares...........................................................  11
How to Redeem Shares........................................................  13
Other Services..............................................................  15
The Tax Consequences of Investing in the Funds..............................  15
Fees and Expenses of the Funds..............................................  17
Financial Highlights........................................................  18
Other Fund Practices........................................................  19

In general, Funds included in this prospectus seek to provide investors with current income consistent with stability of principal and liquidity.

 Fund Summaries Key
 Each Fund's summary is organized around the following basic topics and questions:

[GRAPHIC]
    INVESTMENT GOAL
      What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

[GRAPHIC]
    INVESTMENT STRATEGY
      How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

[GRAPHIC]
    RISK FACTORS
      What are the specific risks for an investor in the Fund?

[GRAPHIC]
    PERFORMANCE
      How well has the Fund performed in the past year? The past five years? The past ten years?

[GRAPHIC]
    EXPENSES
      How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                            OVERVIEW OF FUND RISKS

                           Select Money Market Funds

typically rely on a combination of the following strategies:
 . maintaining $1.00 per share net asset value;
 . investing in high-quality, short-term money market instruments including
   U.S. government securities;
 . investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
 . selling a portfolio investment when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other reasons which the portfolio manager deems necessary.

may be appropriate for investors who:
 . are seeking a conservative investment which invests in relatively safe securities;
 . are seeking a Fund for short-term investment; and . are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.
 ................................................................................

 Risk Factors For All Mutual Funds
 Please remember that mutual fund shares are:
 . not guaranteed to achieve their investment goal
 . not insured, endorsed or guaranteed by the FDIC, a bank or any government agency
 . subject to investment risks, including possible loss of your original investment

 Although Select Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.


                                                       SELECT MONEY MARKET FUNDS

                            OVERVIEW OF FUND RISKS


 Here are the most important factors that may affect the value of your investment:

 Interest Rate Risk
 When interest rates go up, the value of debt securities tends to fall. Since your Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. When interest rates go down, interest earned by your Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays.

 Credit Risk
 The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since your Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis.


SELECT MONEY MARKET FUNDS

                                   EVERGREEN
Select Money Market Fund

[GRAPHIC]
   INVESTMENT GOAL
The Fund seeks as high a level of current income as is consistent with preserving capital and providing liquidity.

[GRAPHIC]
   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in short-term corporate debt securities determined to present minimal credit risk. In addition, the Fund may invest in short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including the Interamerican Development Bank and the International Bank for Reconstruction and Development. The Fund may also invest in commercial paper and bank obligations. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, as interest rates go up, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

[GRAPHIC]
   RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 .Interest Rate Risk
 .Credit Risk

Because obligations of the Interamerican Development Bank and the International Bank of Reconstruction and Development are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

 FUND FACTS:

 Goal:                                         Investment Advisor:
 .High Current Income                          . Evergreen Investment Management
 . Preservation of Capital Liquidity
                                               NASDAQ Symbol:
 Principal Investment:                         . EMSXX
 . Short-term Corporate Debt Securities
                                               Dividend Payment Schedule:
 Class of Shares Offered in this Prospectus:   . Monthly
 .Institutional Service

                                                       SELECT MONEY MARKET FUNDS

                                  EVERGREEN

[GRAPHIC]
   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 11/26/1996. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)


                                    [GRAPH]

                             1989
                             1990
                             1991
                             1992
                             1993
                             1994
                             1995
                             1996
                             1997            5.44
                             1998            5.36


Best Quarter:3rd Quarter 1997 +1.37%
Worst Quarter:1st Quarter 1997 +1.28%

Year to date total return through 6/30/1999 is +2.35%.

The next table lists the Fund's average annual total return over the past one year and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/1998)

                         Inception                          Performance
                            Date                               Since
                          of Class  1 year 5 year 10 year Class Inception

  Institutional Service  11/26/1996 5.36%   N/A     N/A        5.41%

To obtain current yield information call 1-800-343-2898.

SELECT MONEY MARKET FUNDS

                                   EVERGREEN

[GRAPHIC]
   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

                         Management 12b-1  Other        Total Fund
                            Fees    Fees  Expenses Operating Expenses**

  Institutional Service    0.15%    0.25%  0.07%          0.47%

*Actual expenses for the fiscal year ended 2/28/1999.
**From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.46%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After 1 year     $48
  After 3 years   $151
  After 5 years   $263
  After 10 years  $592

                                                       SELECT MONEY MARKET FUNDS

                                   EVERGREEN

Select Municipal Money Market Fund

[GRAPHIC]
   INVESTMENT GOAL

The Fund seeks as high a level of current income exempt from federal income tax as is consistent with preserving capital and providing liquidity.

[GRAPHIC]
   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in short-term municipal money market securities, notes and commercial paper determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. Under normal circumstances, at least 80% of the Fund's annual interest income will be exempt from federal income tax, other than the alternative minimum tax. The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective. In determining what securities to purchase for the portfolio the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment. Generally, as interest rates go up, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.


SELECT MONEY MARKET FUNDS

                                   EVERGREEN


[GRAPHIC]
   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 .Interest Rate Risk
 .Credit Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

 FUND FACTS:

 Goal:                                 Investment Advisor:
 . High Current Income Exempt          . Evergreen Investment Management
   from Federal Tax
 . Preservation of Capital             NASDAQ Symbol:
 . Liquidity                           .EISXX

 Principal Investment:                 Dividend Payment Schedule:
 . Municipal Money Market Securities   .Monthly

 Class of Shares Offered in this Prospectus:
 . Institutional Service


                                                       SELECT MONEY MARKET FUNDS

                                   EVERGREEN

[GRAPHIC]
   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Institutional Service shares of the Fund in each calendar year since the Institutional Service shares' inception on 11/25/1996. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)


                                    [GRAPH]

                             1989
                             1990
                             1991
                             1992
                             1993
                             1994
                             1995
                             1996
                             1997            3.40
                             1998            3.35


Best Quarter:2nd Quarter 1997 +0.90%
Worst Quarter:1st Quarter 1997 +0.75%

Year to date total return through 6/30/1999 is +1.47%.

The next table lists the Fund's average annual total return over the past one year and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/1998)

                         Inception                          Performance
                            Date                               Since
                          of Class  1 year 5 year 10 year Class Inception

  Institutional Service  11/25/1996 3.35%   N/A     N/A        3.38%

To obtain current yield information call 1-800-343-2898.

SELECT MONEY MARKET FUNDS

                                   EVERGREEN

[GRAPHIC]
   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)*

                         Management 12b-1  Other        Total Fund
                            Fees    Fees  Expenses Operating Expenses**

  Institutional Service    0.15%    0.25%  0.09%          0.49%

*Actual expenses for the fiscal year ended 2/28/1999.
**From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.42%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After 1 year     $50
  After 3 years   $157
  After 5 years   $274
  After 10 years  $616

                                                       SELECT MONEY MARKET FUNDS

                                   EVERGREEN

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen Select Money Market Funds is Evergreen Investment Management. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $230 billion in consolidated assets as of 6/30/1999. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management (EIM)
(formerly known as Capital Management Group, or CMG), a division of First Union National Bank (FUNB), has been managing money for over 50 years and currently manages over $28.8 billion in assets for 44 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

For the fiscal year ended 2/28/1999, aggregate advisory fees paid to EIM by each Fund were as follows:

                          % of the Fund's average
  Fund                       daily net assets
  Money Market                     0.14%
  Municipal Money Market           0.09%

Year 2000 Compliance
The investment advisors and other service providers for the Evergreen Funds are taking steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Funds' operations or financial markets generally. In addition, issuers of securities in which the Funds may invest may be adversely affected by Year 2000 problems. Such problems could negatively impact the value of the Funds' securities.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated twice daily on each day the New York Stock Exchange is open (normally 12 noon Eastern time) and as of the time the Exchange closes (normally 4 p.m. Eastern time). The share price is calculated for each share by adding up the total assets of the Fund, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this

SELECT MONEY MARKET FUNDS

                                   EVERGREEN

method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
 . Most importantly, read the prospectus to see if the Fund is suitable for you. . Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
 . Request any additional information you want about the Fund, such as the Statement of Additional Information, Annual Report or Semi-annual Report by calling 1-800-343-2898.

HOW TO BUY SHARES

After choosing a Fund, you select a share class. The Funds offer two different institutional classes. Institutional Service shares are offered in this prospectus. Institutional shares are offered in a separate prospectus. Institutional shares are only offered to investment advisory clients of an investment advisor of an Evergreen Fund (or the advisor's affiliates).

Institutional Service shares are sold without a front-end sales charge or contingent deferred sales charge but they do pay an ongoing service fee. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Each Fund has adopted for its Institutional Service shares a distribution plan which provides for the payment of an annual service fee of up to 0.25% of the average daily net assets of the class for personal services rendered to shareholders and/or the maintenance of accounts.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Funds' distributor, Evergreen Distributor, Inc. (EDI).

                                                       SELECT MONEY MARKET FUNDS

                                   EVERGREEN


 Method       Opening an Account                        Adding to an Account

 By Phone     . Call 1-800-343-2898 to set up an        . Call the Evergreen
                account number and get wiring             Express Line at
                instructions (call before 12              1-800-346-3858 24
                noon if you want wired funds to           hours a day or
                be credited that day).                    1-800-343-2898
              . Instruct your bank to wire or             between 8 a.m. and 6
                transfer your purchase (they may          p.m. Eastern time,
                charge a wiring fee).                     on any business day.
              . Complete the account application        . If your bank account
                and mail to:                              is set up on file,
                                                          you can request
                      Evergreen Service Company           either:
                      P.O. Box 2121                       - Federal Funds Wire
                      Boston, MA 02106-2121                 (offers immediate
                                                            access to funds) or
                      Overnight Address:                  - Electronic transfer
                      Evergreen Service Company             through the
                      200 Berkeley St.                      Automated Clearing
                      Boston, MA 02116-5039                 House which avoids
              . Wires received after 4 p.m.                 wiring fees.
                Eastern time on market trading
                days will receive the next
                market day's closing price.*

 By Exchange  . You can make an additional investment by exchange from an existing Evergreen Funds account by contacting your investment representative or calling the Evergreen Express Line at 1-800-346-3858.**
              . You can only exchange shares within the same class.
              . There is no sales charge or redemption fee when exchanging funds within the Evergreen Funds family.
              . Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).*
              . Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.
              . Exchanges between accounts which do not have identical
                ownership must be made in writing with a signature guarantee (see below).

 *The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.
 **Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges.

SELECT MONEY MARKET FUNDS

                                   EVERGREEN


HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

 Methods       Requirements

 Call Us       . Call the Evergreen Express Line at 1-800-346-3858 24
                 hours a day or 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
               . This service must be authorized ahead of time, and is
                 only available for regular accounts.**
               . All authorized requests made before 4 p.m. Eastern time
                 on market trading days will be processed at that day's closing price. Requests after 4 p.m. will be processed the following business day.*
               . We can either:
                 - wire the proceeds into your bank account (service
                   charges may apply)
                 - electronically transmit the proceeds to your bank
                   account via the Automated Clearing House service
                 - mail you a check.
               . All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe are genuine.
               . See exceptions list below for requests that must be made in writing.
 Write Us      . You can mail a redemption request to:
                     Evergreen Service Company     Overnight Address:
                     P.O. Box 2121                 Evergreen Service Company
                     Boston, MA 02106-2121         200 Berkeley St.
                                                   Boston, MA 02116-5039
               . Your letter of instructions must:
                 - list the Fund name and the account number
                 - indicate the number of shares or dollar value you wish
                   to redeem
                 - be signed by the registered owner(s)
               . See exceptions list below for requests that must be
                 signature guaranteed.

 Redeem Your   . You may also redeem your shares through participating
 Shares in       broker-dealers by delivering a letter as described above
 Person          to your broker-dealer.
               . A fee may be charged for this service.

 *The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.
 **Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges.

                                                       SELECT MONEY MARKET FUNDS

                                   EVERGREEN


Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000,000.

Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:


 . You want the proceeds transmitted    Who Can Provide A Signature Guarantee:
  to a bank account not listed on      .Commercial Bank
  the account                          .Trust Company
 . You want the proceeds payable to     .Savings Association
  anyone other than the registered     .Credit Union
  owner(s) of the account              .Member of a U.S. stock exchange
 . Either your address or the
  address of your bank account has
  been changed within 30 days

SELECT MONEY MARKET FUNDS

                                   EVERGREEN

OTHER SERVICES

Evergreen Express Line
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Reinvestment Privileges
Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price. This is the Fund's net asset value, also sometimes referred to as the Fund's "NAV."

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
 . On Fund distributions (dividends and capital gains)
 . On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the Fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Select Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

 . Dividends. To the extent that regular dividends are derived from interest that is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

                                                       SELECT MONEY MARKET FUNDS

                                   EVERGREEN

 . Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. Evergreen Select Money Market Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax

SELECT MONEY MARKET FUNDS

                                   EVERGREEN

advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Institutional Service shares. Up to 0.75% of the Institutional Service shares' average daily net assets are payable as a 12b-1 fee. However, currently the 12b-1 fees are limited to 0.25% of the Institutional Service shares' average daily net assets. These fees will increase the cost of your investment. A Fund may use this fee as a "service fee" to pay broker-dealers for additional shareholder services and/or the maintenance of accounts.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; 2) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.0%; and 3) the Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

                                                       SELECT MONEY MARKET FUNDS

                                   EVERGREEN

FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one share in the Institutional Service shares of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for the Funds have been derived from financial statements audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.

--------------------------------------------------------------------------------

SELECT MONEY MARKET FUND

                                             Year Ended February 28,
                                          --------------------------------
                                             1999        1998     1997 (a)
--------------------------------------------------------------------------------
 Net asset value, beginning of period     $     1.00  $     1.00  $   1.00
                                          ----------  ----------  --------
 Income from investment operations
 Net investment income                         0.051       0.053     0.014
 Less distributions to shareholders from
  net investment income                       (0.051)     (0.053)   (0.014)
                                          ----------  ----------  --------
 Net asset value, end of period           $     1.00  $     1.00  $   1.00
                                          ----------  ----------  --------
 Total return                                   5.27%       5.45%     1.40%
 Ratios and supplemental data
 Net assets, end of period (thousands)    $2,242,693  $1,215,348  $867,294
 Ratios to average net assets
 Expenses                                       0.46%       0.45%     0.32%+
 Net investment income                          5.12%       5.33%     5.24%+

--------------------------------------------------------------------------------

SELECT MUNICIPAL MONEY MARKET FUND

                                           Year Ended February 28,
                                          ---------------------------
                                            1999     1998    1997 (b)
--------------------------------------------------------------------------------
 Net asset value, beginning of period     $   1.00  $  1.00  $  1.00
                                          --------  -------  -------
 Income from investment operations
 Net investment income                       0.032    0.034    0.008
 Less distributions to shareholders from
  net investment income                     (0.032)  (0.034)  (0.008)
                                          --------  -------  -------
 Net asset value, end of period           $   1.00  $  1.00  $  1.00
                                          --------  -------  -------
 Total return                                 3.27%    3.41%    0.85%
 Ratios and supplemental data
 Net assets, end of period (thousands)    $144,002  $61,778  $14,295
 Ratios to average net assets
 Expenses                                     0.42%    0.35%    0.30%+
 Net investment income                        3.17%    3.34%    3.19%+
 ................................................................................

(a) For the period from November 26, 1996 (commencement of class operations) to February 28, 1997.
(b) For the period from November 25, 1996 (commencement of class operations) to February 28, 1997.
+   Annualized.

SELECT MONEY MARKET FUNDS

                                   EVERGREEN

OTHER FUND PRACTICES

The Funds may borrow money as a temporary measure for extraordinary or emergency purposes, such as the redemption of Fund shares. The Funds may also lend their securities. Borrowing is a form of leverage that may magnify a Fund's gain or loss. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.


 Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

                                                       SELECT MONEY MARKET FUNDS

                                   EVERGREEN

                             Evergreen Select Funds

Select Money Market
Select Money Market Fund
Select Treasury Money Market Fund
Select Municipal Money Market Fund
Select U.S. Government Money Market Fund
Select 100% Treasury Money Market Fund

Select Fixed Income
Select Adjustable Rate Fund
Select Core Bond Fund
Select Fixed Income Fund
Select Income Plus Fund
Select Intermediate Term Municipal Bond Fund
Select International Bond Fund
Select Limited Duration Fund
Select Total Return Bond Fund
Select High Yield Bond Fund

Select Equity Trust
Select Strategic Value Fund
Select Large Cap Blend Fund
Select Strategic Growth Fund
Select Social Principles Fund
Select Small Company Value Fund
Select Core Equity Fund
Select Small Cap Growth Fund
Select Balanced Fund
Select Diversified Value Fund
Select Special Equity Fund
Select Equity Index Fund
Select Secular Growth Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com

SELECT MONEY MARKET FUNDS

                             QUICK REFERENCE GUIDE

1  Evergreen Express Line
    Call 1-800-346-3858
    24 hours a day to
    . check your account
    . order a statement
    . get a Fund's current price, yield and total return
    . buy, redeem or exchange Fund shares

2  Shareholder Services
    Call 1-800-343-2898
    Each business day, 8 a.m. to 6 p.m. Eastern time to . buy, redeem or exchange shares
    . order applications
    . get assistance with your account

3  Information Line for Hearing and Speech Impaired (TTY/TDD)
    Call 1-800-343-2888
    Each business day, 8 a.m. to 6 p.m. Eastern time

4  Write us a letter
    Evergreen Service Company
    P.O. Box 2121
    Boston, MA 02106-2121
    . to buy, redeem or exchange shares
    . to change the registration on your account
    . for general correspondence

5  For express, registered or certified mail:
    Evergreen Service Company
    200 Berkeley Street
    Boston, MA 02116-5039

6  Visit us on-line:
    www.evergreen-funds.com

7  Regular communications you will receive:
    Account Statements -- You will receive quarterly statements for each Fund you own.

    Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

    Annual and Semi-annual reports -- You will receive a detailed financial report on your Fund(s) twice a year.

    Tax Forms -- Each January you will receive any tax forms you need to file your taxes as well as the Evergreen Tax Information Guide.

For More Information about the Evergreen Select Money Market Funds, Ask for:

The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days.

Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the SEC at 1-800-SEC-0330.

                          Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016
67681                                                     SEC File No. 811-08405

                                                            36029-0500